Miller Value Partners Appreciation ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.5%	Shares	Value
Communication Services - 9.9%
Alphabet, Inc. - Class A	15,648	$2,757,647
Pinterest, Inc. - Class A (a)	70,657	2,533,760
Ziff Davis, Inc. (a)	57,059	1,727,176
		7,018,583

Consumer Discretionary - 21.8%
Airbnb, Inc. - Class A (a)	10,036	1,328,164
Buckle Inc/The	13,869	628,959
Citi Trends, Inc. (a)	71,466	2,386,250
Coupang, Inc. (a)	127,891	3,831,614
Crocs, Inc. (a)	40,471	4,098,903
Lithia Motors, Inc.	3,086	1,042,513
Perdoceo Education Corp.	66,083	2,160,253
		15,476,656

Consumer Staples - 3.6%
Maplebear, Inc. (a)	55,775	2,523,261

Energy - 7.0%
Alliance Resource Partners LP	54,009	1,411,795
Chord Energy Corp.	611	59,176
TechnipFMC PLC	57,105	1,966,696
Venture Global, Inc. - Class A	96,895	1,509,624
		4,947,291

Financials - 29.5%(b)
Bread Financial Holdings, Inc.	66,076	3,774,261
Federal Home Loan Mortgage Corp. (a)	247,957	2,043,166
Federal National Mortgage Association (a)	240,206	2,291,565
Jackson Financial, Inc. - Class A	22,491	1,996,976
Lincoln National Corp.	75,304	2,605,518
PayPal Holdings, Inc. (a)	22,948	1,705,495
Shift4 Payments, Inc. - Class A (a)	16,450	1,630,360
Toast, Inc. - Class A (a)	43,936	1,945,926
Vroom, Inc. (a)	62,367	1,778,083
Western Alliance Bancorp	15,333	1,195,667
		20,967,017

Health Care - 7.6%
Centene Corp. (a)	53,369	2,896,869
Semler Scientific, Inc. (a)	57,033	2,209,458
Viatris, Inc.	35,435	316,435
		5,422,762

Industrials - 8.8%
Builders FirstSource, Inc. (a)	24,753	2,888,428
JELD-WEN Holding, Inc. (a)	165,862	650,179
Masterbrand, Inc. (a)	121,868	1,332,017
Quad/Graphics, Inc.	244,921	1,383,804
		6,254,428

Information Technology - 8.3%
Dropbox, Inc. - Class A (a)	83,037	2,374,858
Expensify, Inc. - Class A (a)	297,776	771,240
MicroStrategy, Inc. - Class A (a)	6,784	2,742,296
		5,888,394

Real Estate - 3.0%
CTO Realty Growth, Inc.	124,029	2,140,741
TOTAL COMMON STOCKS (Cost $59,514,072)		70,639,133

WARRANTS - 0.1%	Contracts	Value
Financials - 0.1%
Vroom, Inc., Expires 01/14/2030, Exercise Price $60.95 (a)	6,126	$89,133
TOTAL WARRANTS (Cost $68,658)		89,133

TOTAL INVESTMENTS - 99.6% (Cost $59,582,730)		70,728,266
Other Assets in Excess of Liabilities - 0.4%		286,438
TOTAL NET ASSETS - 100.0%		$71,014,704
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LP - Limited Partnership
PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Miller Value Partners Appreciation ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	70,639,133	–	–	70,639,133
Warrants	–	89,133	–	89,133
Total Investments	70,639,133	89,133	–	70,728,266

Refer to the Schedule of Investments for further disaggregation of investment categories.